ORCHARD SERIES FUND

                             8515 East Orchard Road

                     Greenwood Village, Colorado 80111-5002

March 3, 2004

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  200549

Re: Orchard Series Fund Certification Pursuant to Rule 497(j) of the Securities Act of 1933 File Nos. 333-09217 and 811-07735

Ladies and Gentlemen:

In lieu of filing the form of prospectus and Statement of Additional Information for Orchard Series Fund (the "Fund") pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies that:

(1) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 16 to the Fund's registration statement on Form N-1A, the most recent amendment to the Fund's registration statement; and

(2) the text of Post-Effective Amendment No. 16 to the Fund's registration statement on Form N-1A, the most recent amendment to the Fund's registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission on February 27, 2004.

If you should require any additional information regarding the foregoing, please do not hesitate to contact me at (303) 737-1130.

Orchard Series Fund
 (Registrant)

By: /s/ Corrina A. Kumpe

Corrina A. Kumpe
Associate Counsel
Orchard Series Fund